INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 26, 2015
Components of Deferred Tax Assets [Abstract]
Employee benefits	$ 13,375	$ 10,996
Net operating loss carryforwards	13,605	1,256
Foreign subsidiary capital loss carryforward	509	478
Other tax credits	1,196	3,518
Inventory	2	1,264
Reserves on receivables	1,208	1,213
Accrued expenses	8,931	5,311
Other, net	2,323	4,728
Gross deferred income tax assets	41,149	28,764
Valuation allowance	(5,371)	(1,454)
Deferred income tax assets	35,778	27,310
Components of Deferred Tax Liabilities [Abstract]
Depreciation	(29,971)	(25,795)
Intangibles	(25,078)	(20,765)
Other, net	0	(3,276)
Deferred income tax liabilities	(55,049)	(49,836)
Net deferred income tax liability	$ (19,271)	$ (22,526)